Other Revenues and Other Expenses - Summary of Other Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Other Revenue And Expense Net [Line Items]
Total other expenses	$ (1,317,872)	$ (25,585,553)	$ (50,969,096)	$ (1,194,714)
Other Expenses
Other Revenue And Expense Net [Line Items]
Loss from derecognition of disposal of assets		(19,116,521)	(45,185,031)	(351,010)
Other expenses		(3,304,653)	(3,058,504)	(436,723)
Claims		(3,140,284)	(2,670,560)	(376,697)
Fines		(24,095)	(55,001)
Transportation and distribution of natural gas				(30,284)
Total other expenses		$ (25,585,553)	$ (50,969,096)	$ (1,194,714)